RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 05, 2016	Jan. 05, 2016	Jul. 31, 2017	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Apr. 30, 2016
Monthly rent					$ 1,000		$ 1,000
Rent paid					$ 6,000	$ 6,000	$ 12,000	$ 6,700
Lease expiry date					Dec. 31, 2016		Dec. 31, 2016
Due to related parties					$ 2,701		$ 2,701	$ 2,701
Common stock share, par value					$ 0.001		$ 0.001	$ 0.001
Director [Member]
Due to related parties									$ 2,500
Common stock share, sold	40,000
Common stock share, gross proceeds	$ 4,000
CEO [Member]
Accrued expenses for services					$ 125,000		$ 125,000
Due to related parties									$ 201
CEO [Member]
Payment of writer fee					25,000		25,000
Payment of producer fee					$ 100,000		$ 100,000
CFTB [Member]
Payment of consulting agreement services		$ 5,000
Common stock share, sold			150,000	1,000,000
Common stock share, gross proceeds				$ 2,500
Common stock share, par value				$ 0.0025
Gross proceeds shares received								$ 2,500
Term of agreement		2 months